Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events	Subsequent EventsOn February 16, 2023, the Company's Board of Directors declared a dividend for the period December 15, 2022 – March 14, 2023 of $0.3046875 per share on the Company’s 4.875% Fixed Rate Non-Cumulative Redeemable Preferred Shares, Series J. The dividend is payable on March 15, 2023 to shareholders of record on February 28, 2023.